UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Stadium Capital Management, LLC

Address:   199 Elm Street
           New Canaan, CT 06840-5321


Form 13F File Number: 28-10135


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Alexander M. Seaver
Title:  Managing Director
Phone:  (203) 972-8235

Signature,  Place,  and  Date  of  Signing:

/s/ Alexander M. Seaver            New Canaan, CT 06840-5321          2/13/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              18

Form 13F Information Table Value Total:  $      420,418
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                            VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
American Reprographics Co         Common Stock   00191G103   13,981  5,461,181 SH       SOLE                 5,461,181      0    0
Ascena Retail Group Inc           Common Stock   04351G101   10,937    592,130 SH       SOLE                   592,130      0    0
Big 5 Sporting Goods Corp         Common Stock   08915P101   44,216  3,375,231 SH       SOLE                 3,375,231      0    0
Builders FirstSource Inc          Common Stock   12008R107   83,141 14,899,870 SH       SOLE                14,899,870      0    0
BlueLinx Holdings Inc             Common Stock   09624H109   13,986  4,977,133 SH       SOLE                 4,977,133      0    0
Commercial Vehicle Group Inc      Common Stock   202608105   23,820  2,901,285 SH       SOLE                 2,901,285      0    0
Dice Holdings Inc                 Common Stock   253017107   10,810  1,177,527 SH       SOLE                 1,177,527      0    0
EMCOR Group Inc                   Common Stock   29084Q100   12,550    362,603 SH       SOLE                   362,603      0    0
Ambassadors Group Inc             Common Stock   023177108    5,105  1,198,320 SH       SOLE                 1,198,320      0    0
Grand Canyon Education Inc        Common Stock   38526M106   18,619    793,329 SH       SOLE                   793,329      0    0
K12 Inc                           Common Stock   48273U102   35,243  1,724,215 SH       SOLE                 1,724,215      0    0
Insperity Inc                     Common Stock   45778Q107   81,345  2,498,321 SH       SOLE                 2,498,321      0    0
CafePress Inc                     Common Stock   12769A103    2,232    386,894 SH       SOLE                   386,894      0    0
School Specialty Inc              Common Stock   807863105    2,156  2,269,432 SH       SOLE                 2,269,432      0    0
Ubiquiti Networks Inc             Common Stock   90347A100    7,384    608,256 SH       SOLE                   608,256      0    0
Universal Technical Institute Inc Common Stock   913915104    36213  3,606,894 SH       SOLE                 3,606,894      0    0
West Coast Bancorp/OR             Common Stock   952145209      722     32,597 SH       SOLE                    32,597      0    0
WSFS Financial Corp               Common Stock   929328102    17958     425031 SH       SOLE                    425031      0    0